NUVEEN SMALL CAP SELECT FUND

SUPPLEMENT DATED JUNE 24, 2014

TO THE SUMMARY PROSPECTUS DATED FEBRUARY 28, 2014

Class B shares of Nuveen Small Cap Select Fund are no longer being offered.

PLEASE KEEP THIS WITH YOUR

FUND’S SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

MGN-SCSS-0614P